Investments Accounted for Under Equity Method	6 Months Ended
Jun. 30, 2018
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Investments Accounted for Under Equity Method

NOTE 15 - INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD

The Group investments accounted for under the Equity method are Constellium-UACJ ABS LLC and Rhenaroll S.A.

(in millions of Euros)	Period ended June 30, 2018	Year ended December 31, 2017
At January 1,	1	16
Group share in loss	(12)	(29)
Additions	—	—
Reclassified to non-current other financial assets	12	14
Effects of changes in foreign exchange rates	—	—

At the end of the period	1	1

As of June 30, 2018, the loan to Constellium-UACJ ABS LLC is, in substance, part of Constellium’s investment in the joint-venture as it represents a long-term strategic investment that is not expected to be settled in the foreseeable future. Constellium’s accumulated share of the losses of joint-ventures, in excess of the initial investment, is thus recognized against other financial assets for a cumulative amount of €28 million at June 30, 2018, of which €12 million were recognized during the six-month period ended June 30, 2018.

Constellium-UACJ ABS LLC financial statements

The information presented hereafter reflects the amounts included in the financial statements of the relevant entity in accordance with Group accounting principles and not the Company’s share of those amounts.

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Current assets
Cash and cash equivalents	3	5
Trade receivables and other	47	35
Inventories	61	57
Non-current assets
Property, plant and equipment	164	161
Intangible assets	1	1

Total Assets	276	259

Current liabilities
Trade payables and other	55	34
Borrowings(A)	24	206
Non-current liabilities
Borrowings	251	47
Equity	(54)	(28)

Total Equity and Liabilities	276	259

(A)	In February 2018, the shareholders agreed to modify the terms of their loan to Constellium-UACJ ABS LLC by reducing the interest rate and extending the maturity to March 31, 2023.

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Revenue	72	33	118	56
Cost of sales	(82)	(40)	(141)	(69)
Selling and administrative expenses	(2)	(2)	(5)	(5)

Loss from operations	(12)	(9)	(28)	(18)

Finance costs(A)	(5)	(4)	4	(7)

Net loss	(17)	(13)	(24)	(25)

(A)	Finance costs include a €12 million gain related to the shareholders’ loan modification for the six months ended June 30, 2018.

Constellium subsidiaries’ intercompany balances with Constellium-UACJ ABS LLC

The transactions during the periods and the year-end balances between Group companies that are fully consolidated and Constellium-UACJ ABS LLC are included in the Group’s Unaudited Interim Consolidated Income Statement and Unaudited Interim Consolidated Statement of Financial Position and are detailed below:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Trades receivables and other—current	25	15
Other financial assets(A)	76	83

Total Assets	101	98

(A)	Other financial assets correspond to the loan to Constellium-UACJ ABS LLC as of June 30, 2018 and December 31, 2017. As of June 30, 2018, the carrying value of the loan is €104 million. The carrying value is presented net of €28 million of Constellium’s share of losses of joint venture.

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Revenue	48	10	78	21
Fees and recharges(A)	1	2	2	2
Finance income	2	2	(3)	3

Total income	51	14	77	26

(A)	Fees and recharges are presented in Cost of sales or Selling and administrative expenses depending on their nature.